Results of Operations from Oil and Gas Producing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Results of operations for oil and gas producing activities, by geographic area [Line Items]
Oil and gas revenue	$ 7,397	$ 6,711	$ 6,585
Production costs	(2,134)	(2,248)	(2,472)
Exploration expenses	(549)	(480)	(296)
Depreciation, depletion, amortisation and valuation provision	(3,968)	(3,497)	(11,379)
Production taxes	(172)	(162)	(147)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	574	324	(7,709)
Accretion expense	(141)	(102)	(84)
Income taxes	(1,265)	(117)	2,439
Royalty-related taxes	(103)	(104)	(210)
Results of oil and gas producing activities	(935)	1	(5,564)
Australia [member]
Results of operations for oil and gas producing activities, by geographic area [Line Items]
Oil and gas revenue	3,229	2,876	2,777
Production costs	(701)	(533)	(605)
Exploration expenses	(25)	(32)	(44)
Depreciation, depletion, amortisation and valuation provision	(1,045)	(814)	(720)
Production taxes	(171)	(158)	(132)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	1,287	1,339	1,276
Accretion expense	(81)	(56)	(54)
Income taxes	(418)	(361)	(465)
Royalty-related taxes	(103)	(104)	(206)
Results of oil and gas producing activities	685	818	551
United States [member]
Results of operations for oil and gas producing activities, by geographic area [Line Items]
Oil and gas revenue	3,747	3,479	3,487
Production costs	(1,312)	(1,515)	(1,705)
Exploration expenses	(270)	(242)	(128)
Depreciation, depletion, amortisation and valuation provision	(2,842)	(2,592)	(10,569)
Production taxes		(4)	(13)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	(677)	(874)	(8,928)
Accretion expense	(46)	(32)	(23)
Income taxes	(723)	386	3,047
Results of oil and gas producing activities	(1,446)	(520)	(5,904)
Other countries [member]
Results of operations for oil and gas producing activities, by geographic area [Line Items]
Oil and gas revenue	421	356	321
Production costs	(121)	(200)	(162)
Exploration expenses	(254)	(206)	(124)
Depreciation, depletion, amortisation and valuation provision	(81)	(91)	(90)
Production taxes	(1)		(2)
Results of operations, income before accretion expense, income taxes, and royalty-related taxes, Total	(36)	(141)	(57)
Accretion expense	(14)	(14)	(7)
Income taxes	(124)	(142)	(143)
Royalty-related taxes			(4)
Results of oil and gas producing activities	$ (174)	$ (297)	$ (211)